Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
2021	$ 3,285
2022	7,056
2023	10,669
2024	11,799
2025 and thereafter	39,497
Total	$ 72,306